Trade Receivables - Summary of Carrying Amount of Each Aging Range (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Current Trade Receivables Gross	R$ 1,793,759	R$ 1,820,823
Provision for doubtful accounts	(107,995)	(129,242)
Current Trade Receivables	1,685,764	1,691,581
Trade Receivables [member]
Disclosure of financial assets [line items]
Provision for doubtful accounts	(107,995)	(129,242)	R$ (117,553)
Current [member]
Disclosure of financial assets [line items]
Current Trade Receivables Gross	1,501,958	1,491,773
Current [member] | Trade Receivables [member]
Disclosure of financial assets [line items]
Provision for doubtful accounts	(38,060)	(13,035)
Upto Thirty Days [member]
Disclosure of financial assets [line items]
Current Trade Receivables Gross	142,069	139,680
Upto Thirty Days [member] | Trade Receivables [member]
Disclosure of financial assets [line items]
Provision for doubtful accounts	(14,311)	(15,305)
Thirty One To Sixty Days [member]
Disclosure of financial assets [line items]
Current Trade Receivables Gross	36,466	45,981
Thirty One To Sixty Days [member] | Trade Receivables [member]
Disclosure of financial assets [line items]
Provision for doubtful accounts	(6,663)	(12,798)
Sixty One To Ninety Days [member]
Disclosure of financial assets [line items]
Current Trade Receivables Gross	27,789	34,207
Sixty One To Ninety Days [member] | Trade Receivables [member]
Disclosure of financial assets [line items]
Provision for doubtful accounts	(6,333)	(13,248)
Ninety One To One Hundred And Eighty Days [member]
Disclosure of financial assets [line items]
Current Trade Receivables Gross	85,477	109,182
Ninety One To One Hundred And Eighty Days [member] | Trade Receivables [member]
Disclosure of financial assets [line items]
Provision for doubtful accounts	R$ (42,628)	R$ (74,856)